SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries [text block]
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2021	2020
Brookfield Renewable Partners L.P. (“BEP”)[3]	Bermuda	51.7%	49.3%
Brookfield Infrastructure Partners L.P. (“BIP”)[4]	Bermuda	72.8%	71.5%
Brookfield Business Partners L.P. (“BBU”)	Bermuda	35.6%	36.5%
Brookfield Property Group (“BPG”)[5]	Bermuda	—%	38.3%
1.Control and associated voting rights of the limited partnerships (BEP, BIP and BBU) reside with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.
2.The company’s ownership interest in BEP, BIP, BBU and BPG includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BEP, BIP, BBU and BPG’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.
3.Ownership interest held by non-controlling interests represents the combined units not held in BEP and Brookfield Renewable Corporation (“BEPC”).
4.Ownership interest held by non-controlling interests represents the combined units not held in BIP and Brookfield Infrastructure Corporation (“BIPC”).
5.BPG includes Brookfield Property Partners L.P. and Brookfield’s wholly owned real estate directly held entities. The ownership interest held by non-controlling interests as at December 31, 2020 represents the ownership interest of non-controlling interests in BPY as of that date.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$1,373	$250	$—	$33	$—	$—	$9	$121	$82,663	$(8,718)	$75,731
Net income (loss) attributable to shareholders	3,966	(8)	—	—	—	—	5	(251)	6,100	(5,846)	3,966
Total assets	84,793	8,256	—	607	—	—	843	5,433	400,288	(109,217)	391,003
Total liabilities	38,438	6,387	—	597	—	—	603	3,734	237,100	(30,597)	256,262
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	230

AS AT AND FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	The Corporation[1]	BFI	BFI II	BFL	BFL II	BF AUS	BF U.K.	BIC	Other subsidiaries of the Corporation[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$626	$280	$—	$28	$—	$—	$2	$163	$70,385	$(8,732)	$62,752
Net income (loss) attributable to shareholders	(134)	73	—	—	—	—	1	91	6,368	(6,533)	(134)
Total assets	73,898	7,207	—	600	—	—	233	4,280	350,687	(93,209)	343,696
Total liabilities	38,060	5,547	—	596	—	—	3	2,690	206,877	(32,719)	221,054
Non-controlling interest – preferred equity	—	—	—	—	—	—	230	—	—	—	230
1.This column accounts for investments in all subsidiaries of the Corporation under the equity method.
2.This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL, BIC, BFI II, BF AUS, BF U.K. and BFL II on a combined basis.
3.This column includes the necessary amounts to present the company on a consolidated basis.

Disclosure of non-controlling interests [text block]
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2021:

	TSX	NYSE
BEP	BEP.UN	BEP
BIP	BIP.UN	BIP
BBU	BBU.UN	BBU

The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2021	2020
BEP	$19,355	$17,194
BIP	23,695	19,753
BBU	10,197	9,162
BPG[1]	28,064	33,345
Individually immaterial subsidiaries with non-controlling interests	7,075	7,350
	$88,386	$86,804
1.This balance represents non-controlling interests within the consolidated funds of BPG.
Summarized financial information of subsidiaries [Table Text Block]	The summarized financial information represents amounts before intra-group eliminations:

	BEP		BIP		BBU		BPG
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Current assets	$2,861	$1,742	$4,896	$3,711	$15,418	$14,493	$23,487	$12,270
Non-current assets	53,006	47,980	69,065	57,620	48,801	40,253	140,510	132,178
Current liabilities	(3,222)	(2,761)	(8,661)	(5,524)	(13,912)	(12,133)	(34,158)	(27,949)
Non-current liabilities	(28,649)	(25,194)	(38,909)	(34,134)	(37,307)	(31,276)	(69,771)	(63,823)
Non-controlling interests	(19,355)	(17,194)	(23,695)	(19,753)	(10,197)	(9,162)	(28,064)	(33,345)
Equity attributable to Brookfield	$4,641	$4,573	$2,696	$1,920	$2,803	$2,175	$32,004	$19,331

Revenues	$4,096	$3,810	$11,537	$8,885	$46,587	$37,635	$9,955	$8,883
Net income (loss) attributable to:
Non-controlling interests	$151	$162	$2,489	$863	$1,846	$686	$3,831	$(336)
Shareholders	(217)	(207)	230	41	307	(106)	1,616	(1,321)
	$(66)	$(45)	$2,719	$904	$2,153	$580	$5,447	$(1,657)
Other comprehensive income (loss) attributable to:
Non-controlling interests	$1,835	$1,621	$197	$(82)	$218	$25	$857	$464
Shareholders	931	653	63	20	65	47	442	401
	$2,766	$2,274	$260	$(62)	$283	$72	$1,299	$865
The summarized cash flows of the company’s subsidiaries with material non-controlling interests are as follows:

	BEP		BIP		BBU		BPG
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020	2021	2020	2021	2020	2021	2020
Cash flows from (used in):
Operating activities	$734	$1,296	$2,772	$2,530	$1,693	$4,205	$3,924	$(439)
Financing activities	2,143	(792)	(995)	2,126	7,063	(1,077)	7,790	4,330
Investing activities	(2,504)	(426)	(1,173)	(4,609)	(8,926)	(2,334)	(10,210)	(3,401)
Distributions paid to non-controlling interests in common equity	$456	$323	$715	$642	$13	$13	$120	$528